Long-Term Debt (Details 1) - Southland Holdings [Member] $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 46,322
2024	138,428
2025	50,348
2026	26,272
2027	1,447
Thereafter	11,029
Total	$ 273,846